May 19, 1997
                          DREYFUS A BONDS PLUS, INC.
                           SUPPLEMENT TO PROSPECTUS
                             DATED AUGUST 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS UNDER THE CAPTION ENTITLED "MANAGEMENT OF THE FUND."
        The Fund's portfolio is managed by the
Taxable Fixed-Income Committee of The Dreyfus Corporation.
                                                                    084s051997